BFS Equity Fund
Schedule of Investments
August 31, 2021 - (Unaudited)
COMMON STOCKS — 91.68% Shares Fair Value
Aerospace & Defense — 1.85%
Northrop Grumman Corp. 2,000 $ 735,400
Raytheon Technologies Corp. 3,500 296,660
1,032,060
Banking — 2.15%
JPMorgan Chase & Co. 7,500 1,199,625
Beverages — 1.12%
PepsiCo, Inc. 4,000 625,560
Biotech & Pharmaceuticals — 2.76%
Johnson & Johnson 3,000 519,390
Zoetis, Inc. 5,000 1,022,800
1,542,190
Cable & Satellite — 2.17%
Comcast Corp., Class A 20,000 1,213,600
Chemicals — 4.27%
Ecolab, Inc. 4,500 1,014,120
Sherwin-Williams Co. (The) 4,500 1,366,515
2,380,635
E-Commerce Discretionary — 4.98%
Amazon.com, Inc.
(a)
800 2,776,632
Electrical Equipment — 1.29%
Keysight Technologies, Inc.
(a)
4,000 717,520
Entertainment Content — 1.30%
Walt Disney Co. (The) 4,000 725,200
Food — 1.11%
Mondelez International, Inc., Class A 10,000 620,700
Health Care Facilities & Services — 3.63%
IQVIA Holdings, Inc.
(a)
3,000 779,190
UnitedHealth Group, Inc. 3,000 1,248,810
2,028,000
Home Construction — 2.14%
D.R. Horton, Inc. 12,500 1,195,250
Institutional Financial Services — 1.78%
Goldman Sachs Group, Inc. (The) 2,400 992,424
Insurance — 2.95%
Berkshire Hathaway, Inc., Class B
(a)
3,000 857,310
Marsh & McLennan Cos., Inc. 5,000 786,000
1,643,310
Internet Media & Services — 8.59%
Alphabet, Inc., Class A
(a)
1,000 2,893,950
Facebook, Inc., Class A
(a)
5,000 1,896,900
4,790,850
Leisure Facilities & Services — 0.53%
Starbucks Corp. 2,500 293,725

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
COMMON STOCKS — 91.68% - continued Shares Fair Value
Medical Equipment & Devices — 6.80%
Danaher Corp. 4,000 $ 1,296,640
Stryker Corp. 4,000 1,108,400
Thermo Fisher Scientific, Inc. 2,500 1,387,375
3,792,415
Metals & Mining — 2.06%
Agnico Eagle Mines Ltd. 20,000 1,150,400
Oil & Gas Producers — 2.49%
ConocoPhillips 25,000 1,388,250
Retail - Consumer Staples — 2.86%
Costco Wholesale Corp. 3,500 1,594,215
Retail - Discretionary — 7.80%
Dick's Sporting Goods, Inc. 13,000 1,830,530
Home Depot, Inc. (The) 4,000 1,304,720
Lowe's Cos., Inc. 6,000 1,223,340
4,358,590
Semiconductors — 1.07%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 5,000 595,050
Software — 14.86%
Adobe Systems, Inc.
(a)
2,000 1,327,400
Fortinet, Inc.
(a)
5,000 1,575,700
Microsoft Corp. 9,000 2,716,920
Oracle Corp. 7,500 668,475
salesforce.com, Inc.
(a)
5,000 1,326,350
SS&C Technologies Holdings, Inc. 9,000 680,940
8,295,785
Specialty Finance — 0.74%
American Express Co. 2,500 414,900
Technology Hardware — 4.07%
Apple, Inc. 15,000 2,277,450
Technology Services — 3.93%
Automatic Data Processing, Inc. 3,000 627,120
Fiserv, Inc.
(a)
5,000 588,950
MasterCard, Inc., Class A 1,500 519,345
Visa, Inc., Class A 2,000 458,200
2,193,615
Transportation & Logistics — 2.38%
FedEx Corp. 5,000 1,328,450
Total Common Stocks (Cost $28,393,123) 51,166,401
MONEY MARKET FUNDS - 4.66%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
2,598,026 2,598,026
Total Money Market Funds (Cost $2,598,026) 2,598,026

BFS Equity Fund
Schedule of Investments (continued)
August 31, 2021 - (Unaudited)
Total Investments — 96.34%
    (Cost $30,991,149) $ 53,764,427
Other Assets in Excess of Liabilities — 3.66% 2,041,843
NET ASSETS — 100.00% $ 55,806,270
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2021.
ADR - American Depositary Receipt